Post-employment benefit plans	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Post-employment benefit plans	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
Components of post-employment benefit plans service cost

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
DB pension	(31)	(33)	(61)	(66)
DC pension	(30)	(31)	(70)	(74)
OPEBs	(1)	(1)	(1)	(1)
Less:
Capitalized benefit plans cost	17	17	33	33
Total post-employment benefit plans service cost	(45)	(48)	(99)	(108)
Components of post-employment benefit plans financing income

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
DB pension	33	25	66	49
OPEBs	(7)	(8)	(15)	(16)
Total net return on post-employment benefit plans	26	17	51	33